Average number of employees - Summary of average number of employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of average number of employees [Line Items]
Average number of employees	46,007	47,458	46,807
Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,139	3,129	3,108
Australia and New Zealand [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	19,814	19,595	19,643
Australia and New Zealand [Member] | Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	619	578	602
Canada [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	11,576	10,620	10,256
Canada [Member] | Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
UK [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	190	287	309
UK [Member] | Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Europe [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	959	1,418	1,505
Europe [Member] | Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Africa [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	4,371	4,758	4,730
Africa [Member] | Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,250	1,262	1,269
United States of America [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,400	3,792	3,429
United States of America [Member] | Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Mongolia [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,215	2,886	2,861
Mongolia [Member] | Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Indonesia [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	0	1,615	1,642
Indonesia [Member] | Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
South America [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,513	1,499	1,434
South America [Member] | Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,270	1,289	1,237
India [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	272	288	310
India [Member] | Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Singapore [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	430	422	434
Singapore [Member] | Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Other countries [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	267	278	254
Other countries [Member] | Investment in equity accounted units [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Subsidiaries And Joint Operations [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	42,868	44,329	43,699
Subsidiaries And Joint Operations [Member] | Australia and New Zealand [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	19,195	19,017	19,041
Subsidiaries And Joint Operations [Member] | Canada [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	11,576	10,620	10,256
Subsidiaries And Joint Operations [Member] | UK [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	190	287	309
Subsidiaries And Joint Operations [Member] | Europe [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	959	1,418	1,505
Subsidiaries And Joint Operations [Member] | Africa [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,121	3,496	3,461
Subsidiaries And Joint Operations [Member] | United States of America [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,400	3,792	3,429
Subsidiaries And Joint Operations [Member] | Mongolia [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	3,215	2,886	2,861
Subsidiaries And Joint Operations [Member] | Indonesia [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	0	1,615	1,642
Subsidiaries And Joint Operations [Member] | South America [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	243	210	197
Subsidiaries And Joint Operations [Member] | India [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	272	288	310
Subsidiaries And Joint Operations [Member] | Singapore [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	430	422	434
Subsidiaries And Joint Operations [Member] | Other countries [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	267	278	254